Summary of significant accounting policies and basis of presentation - Antidilutive securities (Details) - shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Warrants
Net loss per share
Anti-dilutive shares of common stock (in shares)	7,428,571
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	5,291,986	3,279,030
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	194,000	187,000